Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Aggressive PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Aggressive Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)17.7610.857.52after tax on distributions15.847.954.88after tax on distributions, with sale11.398.035.24S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)22.3712.459.15John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)19.4211.578.571The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.Multimanager Lifestyle Growth Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)16.199.576.72after tax on distributions14.196.764.14after tax on distributions, with sale10.356.954.57S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)19.4610.617.97John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.4510.197.711The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Balanced Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)13.877.925.71after tax on distributions11.995.333.32after tax on distributions, with sale8.665.583.75S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)16.758.846.93John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.688.196.551The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Moderate Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)11.516.124.53after tax on distributions9.643.862.39after tax on distributions, with sale7.044.122.82Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)13.046.125.09John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)12.116.225.201The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Conservative PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)9.154.193.28after tax on distributions7.412.331.48after tax on distributions, with sale5.382.581.86Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)10.074.033.71John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)9.714.303.781The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Growth Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 5 (before tax)16.299.636.78after tax on distributions14.266.804.17after tax on distributions, with sale10.406.994.60S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)19.4610.617.97John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.4510.197.711The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Balanced Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 5 (before tax)13.927.975.76after tax on distributions12.025.353.35after tax on distributions, with sale8.695.613.78S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)16.758.846.93John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.688.196.551The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Moderate Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 5 (before tax)11.496.164.59after tax on distributions9.603.872.42after tax on distributions, with sale7.034.142.85Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)13.046.125.09John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)12.116.225.201The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Aggressive PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Aggressive Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)12.059.436.64after tax on distributions10.636.954.42after tax on distributions, with sale8.217.194.85Class C15.529.686.37Class I17.7410.807.31Class R217.1610.337.01Class R417.5410.627.26Class R517.6810.847.48Class R617.8410.907.57S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)22.3712.459.15John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)19.4211.578.571The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.Multimanager Lifestyle Growth Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)10.568.195.85after tax on distributions9.025.773.66after tax on distributions, with sale7.186.114.15Class C13.948.415.58Class I16.179.506.52Class R215.719.096.23Class R415.989.346.49Class R516.239.576.70Class R616.259.626.77S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)19.4610.617.97John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.4510.197.711The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Balanced Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)8.396.544.85after tax on distributions6.934.292.81after tax on distributions, with sale5.554.713.31Class C11.646.774.58Class I13.797.855.50Class R213.367.435.23Class R413.647.685.48Class R513.827.905.69Class R613.837.955.75S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)16.758.846.93John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.688.196.551The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Moderate Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)6.144.753.69after tax on distributions4.652.821.85after tax on distributions, with sale3.973.242.35Class C9.374.983.42Class I11.456.054.32Class R211.065.654.06Class R411.305.904.30Class R511.496.094.50Class R611.586.164.58Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)13.046.125.09John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)12.116.225.201The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.Multimanager Lifestyle Conservative PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)3.932.872.45after tax on distributions2.491.250.88after tax on distributions, with sale2.361.691.35Class C7.093.092.18Class I9.094.123.08Class R28.703.732.81Class R48.933.973.04Class R59.244.173.26Class R69.204.233.33Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)10.074.033.71John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)9.714.303.781The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
Class 1 | Multimanager Lifestyle Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Growth Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)16.199.576.72after tax on distributions14.196.764.14after tax on distributions, with sale10.356.954.57S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)19.4610.617.97John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.4510.197.711The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 1 | Multimanager Lifestyle Growth Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.19%
5 year	rr_AverageAnnualReturnYear05	9.57%
10 year	rr_AverageAnnualReturnYear10	6.72%
Class 1 | Multimanager Lifestyle Growth Portfolio | Return After Taxes on Distributions | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.19%
5 year	rr_AverageAnnualReturnYear05	6.76%
10 year	rr_AverageAnnualReturnYear10	4.14%
Class 1 | Multimanager Lifestyle Growth Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.35%
5 year	rr_AverageAnnualReturnYear05	6.95%
10 year	rr_AverageAnnualReturnYear10	4.57%
Class 1 | Multimanager Lifestyle Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 year	rr_AverageAnnualReturnYear05	15.69%	[1]
10 year	rr_AverageAnnualReturnYear10	12.03%	[1]
Class 1 | Multimanager Lifestyle Growth Portfolio | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.46%
5 year	rr_AverageAnnualReturnYear05	10.61%
10 year	rr_AverageAnnualReturnYear10	7.97%
Class 1 | Multimanager Lifestyle Growth Portfolio | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.45%	[2]
5 year	rr_AverageAnnualReturnYear05	10.19%	[2]
10 year	rr_AverageAnnualReturnYear10	7.71%	[2]
Class 1 | Multimanager Lifestyle Aggressive Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Aggressive PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Aggressive Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)17.7610.857.52after tax on distributions15.847.954.88after tax on distributions, with sale11.398.035.24S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)22.3712.459.15John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)19.4211.578.571The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 1 | Multimanager Lifestyle Aggressive Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.76%
5 year	rr_AverageAnnualReturnYear05	10.85%
10 year	rr_AverageAnnualReturnYear10	7.52%
Class 1 | Multimanager Lifestyle Aggressive Portfolio | Return After Taxes on Distributions | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.84%
5 year	rr_AverageAnnualReturnYear05	7.95%
10 year	rr_AverageAnnualReturnYear10	4.88%
Class 1 | Multimanager Lifestyle Aggressive Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.39%
5 year	rr_AverageAnnualReturnYear05	8.03%
10 year	rr_AverageAnnualReturnYear10	5.24%
Class 1 | Multimanager Lifestyle Aggressive Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[3]
5 year	rr_AverageAnnualReturnYear05	15.69%	[3]
10 year	rr_AverageAnnualReturnYear10	12.03%	[3]
Class 1 | Multimanager Lifestyle Aggressive Portfolio | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.37%
5 year	rr_AverageAnnualReturnYear05	12.45%
10 year	rr_AverageAnnualReturnYear10	9.15%
Class 1 | Multimanager Lifestyle Aggressive Portfolio | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.42%	[4]
5 year	rr_AverageAnnualReturnYear05	11.57%	[4]
10 year	rr_AverageAnnualReturnYear10	8.57%	[4]
Class 1 | Multimanager Lifestyle Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Balanced Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)13.877.925.71after tax on distributions11.995.333.32after tax on distributions, with sale8.665.583.75S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)16.758.846.93John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.688.196.551The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 1 | Multimanager Lifestyle Balanced Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.87%
5 year	rr_AverageAnnualReturnYear05	7.92%
10 year	rr_AverageAnnualReturnYear10	5.71%
Class 1 | Multimanager Lifestyle Balanced Portfolio | Return After Taxes on Distributions | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.99%
5 year	rr_AverageAnnualReturnYear05	5.33%
10 year	rr_AverageAnnualReturnYear10	3.32%
Class 1 | Multimanager Lifestyle Balanced Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.66%
5 year	rr_AverageAnnualReturnYear05	5.58%
10 year	rr_AverageAnnualReturnYear10	3.75%
Class 1 | Multimanager Lifestyle Balanced Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[5]
5 year	rr_AverageAnnualReturnYear05	15.69%	[5]
10 year	rr_AverageAnnualReturnYear10	12.03%	[5]
Class 1 | Multimanager Lifestyle Balanced Portfolio | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.75%
5 year	rr_AverageAnnualReturnYear05	8.84%
10 year	rr_AverageAnnualReturnYear10	6.93%
Class 1 | Multimanager Lifestyle Balanced Portfolio | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.68%	[6]
5 year	rr_AverageAnnualReturnYear05	8.19%	[6]
10 year	rr_AverageAnnualReturnYear10	6.55%	[6]
Class 1 | Multimanager Lifestyle Moderate Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Moderate Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)11.516.124.53after tax on distributions9.643.862.39after tax on distributions, with sale7.044.122.82Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)13.046.125.09John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)12.116.225.201The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 1 | Multimanager Lifestyle Moderate Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.51%
5 year	rr_AverageAnnualReturnYear05	6.12%
10 year	rr_AverageAnnualReturnYear10	4.53%
Class 1 | Multimanager Lifestyle Moderate Portfolio | Return After Taxes on Distributions | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.64%
5 year	rr_AverageAnnualReturnYear05	3.86%
10 year	rr_AverageAnnualReturnYear10	2.39%
Class 1 | Multimanager Lifestyle Moderate Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.04%
5 year	rr_AverageAnnualReturnYear05	4.12%
10 year	rr_AverageAnnualReturnYear10	2.82%
Class 1 | Multimanager Lifestyle Moderate Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[7]
5 year	rr_AverageAnnualReturnYear05	1.10%	[7]
10 year	rr_AverageAnnualReturnYear10	1.81%	[7]
Class 1 | Multimanager Lifestyle Moderate Portfolio | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.04%
5 year	rr_AverageAnnualReturnYear05	6.12%
10 year	rr_AverageAnnualReturnYear10	5.09%
Class 1 | Multimanager Lifestyle Moderate Portfolio | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.11%	[8]
5 year	rr_AverageAnnualReturnYear05	6.22%	[8]
10 year	rr_AverageAnnualReturnYear10	5.20%	[8]
Class 1 | Multimanager Lifestyle Conservative Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Conservative PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 1 (before tax)9.154.193.28after tax on distributions7.412.331.48after tax on distributions, with sale5.382.581.86Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)10.074.033.71John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)9.714.303.781The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 1 | Multimanager Lifestyle Conservative Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.15%
5 year	rr_AverageAnnualReturnYear05	4.19%
10 year	rr_AverageAnnualReturnYear10	3.28%
Class 1 | Multimanager Lifestyle Conservative Portfolio | Return After Taxes on Distributions | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.41%
5 year	rr_AverageAnnualReturnYear05	2.33%
10 year	rr_AverageAnnualReturnYear10	1.48%
Class 1 | Multimanager Lifestyle Conservative Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.38%
5 year	rr_AverageAnnualReturnYear05	2.58%
10 year	rr_AverageAnnualReturnYear10	1.86%
Class 1 | Multimanager Lifestyle Conservative Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[9]
5 year	rr_AverageAnnualReturnYear05	1.10%	[9]
10 year	rr_AverageAnnualReturnYear10	1.81%	[9]
Class 1 | Multimanager Lifestyle Conservative Portfolio | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.07%
5 year	rr_AverageAnnualReturnYear05	4.03%
10 year	rr_AverageAnnualReturnYear10	3.71%
Class 1 | Multimanager Lifestyle Conservative Portfolio | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.71%	[10]
5 year	rr_AverageAnnualReturnYear05	4.30%	[10]
10 year	rr_AverageAnnualReturnYear10	3.78%	[10]
Class 5 | Multimanager Lifestyle Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Growth Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 5 (before tax)16.299.636.78after tax on distributions14.266.804.17after tax on distributions, with sale10.406.994.60S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)19.4610.617.97John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.4510.197.711The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 5 | Multimanager Lifestyle Growth Portfolio | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.29%
5 year	rr_AverageAnnualReturnYear05	9.63%
10 year	rr_AverageAnnualReturnYear10	6.78%
Class 5 | Multimanager Lifestyle Growth Portfolio | Return After Taxes on Distributions | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.26%
5 year	rr_AverageAnnualReturnYear05	6.80%
10 year	rr_AverageAnnualReturnYear10	4.17%
Class 5 | Multimanager Lifestyle Growth Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.40%
5 year	rr_AverageAnnualReturnYear05	6.99%
10 year	rr_AverageAnnualReturnYear10	4.60%
Class 5 | Multimanager Lifestyle Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[11]
5 year	rr_AverageAnnualReturnYear05	15.69%	[11]
10 year	rr_AverageAnnualReturnYear10	12.03%	[11]
Class 5 | Multimanager Lifestyle Growth Portfolio | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.46%
5 year	rr_AverageAnnualReturnYear05	10.61%
10 year	rr_AverageAnnualReturnYear10	7.97%
Class 5 | Multimanager Lifestyle Growth Portfolio | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.45%	[12]
5 year	rr_AverageAnnualReturnYear05	10.19%	[12]
10 year	rr_AverageAnnualReturnYear10	7.71%	[12]
Class 5 | Multimanager Lifestyle Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Balanced Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 5 (before tax)13.927.975.76after tax on distributions12.025.353.35after tax on distributions, with sale8.695.613.78S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)16.758.846.93John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.688.196.551The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 5 | Multimanager Lifestyle Balanced Portfolio | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.92%
5 year	rr_AverageAnnualReturnYear05	7.97%
10 year	rr_AverageAnnualReturnYear10	5.76%
Class 5 | Multimanager Lifestyle Balanced Portfolio | Return After Taxes on Distributions | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.02%
5 year	rr_AverageAnnualReturnYear05	5.35%
10 year	rr_AverageAnnualReturnYear10	3.35%
Class 5 | Multimanager Lifestyle Balanced Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.69%
5 year	rr_AverageAnnualReturnYear05	5.61%
10 year	rr_AverageAnnualReturnYear10	3.78%
Class 5 | Multimanager Lifestyle Balanced Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[13]
5 year	rr_AverageAnnualReturnYear05	15.69%	[13]
10 year	rr_AverageAnnualReturnYear10	12.03%	[13]
Class 5 | Multimanager Lifestyle Balanced Portfolio | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.75%
5 year	rr_AverageAnnualReturnYear05	8.84%
10 year	rr_AverageAnnualReturnYear10	6.93%
Class 5 | Multimanager Lifestyle Balanced Portfolio | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.68%	[14]
5 year	rr_AverageAnnualReturnYear05	8.19%	[14]
10 year	rr_AverageAnnualReturnYear10	6.55%	[14]
Class 5 | Multimanager Lifestyle Moderate Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Moderate Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass 5 (before tax)11.496.164.59after tax on distributions9.603.872.42after tax on distributions, with sale7.034.142.85Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)13.046.125.09John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)12.116.225.201The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class 5 | Multimanager Lifestyle Moderate Portfolio | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.49%
5 year	rr_AverageAnnualReturnYear05	6.16%
10 year	rr_AverageAnnualReturnYear10	4.59%
Class 5 | Multimanager Lifestyle Moderate Portfolio | Return After Taxes on Distributions | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.60%
5 year	rr_AverageAnnualReturnYear05	3.87%
10 year	rr_AverageAnnualReturnYear10	2.42%
Class 5 | Multimanager Lifestyle Moderate Portfolio | Return After Taxes on Distributions and Sale of Shares | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.03%
5 year	rr_AverageAnnualReturnYear05	4.14%
10 year	rr_AverageAnnualReturnYear10	2.85%
Class 5 | Multimanager Lifestyle Moderate Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[15]
5 year	rr_AverageAnnualReturnYear05	1.10%	[15]
10 year	rr_AverageAnnualReturnYear10	1.81%	[15]
Class 5 | Multimanager Lifestyle Moderate Portfolio | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.04%
5 year	rr_AverageAnnualReturnYear05	6.12%
10 year	rr_AverageAnnualReturnYear10	5.09%
Class 5 | Multimanager Lifestyle Moderate Portfolio | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.11%	[16]
5 year	rr_AverageAnnualReturnYear05	6.22%	[16]
10 year	rr_AverageAnnualReturnYear10	5.20%	[16]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Growth Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Growth Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)10.568.195.85after tax on distributions9.025.773.66after tax on distributions, with sale7.186.114.15Class C13.948.415.58Class I16.179.506.52Class R215.719.096.23Class R415.989.346.49Class R516.239.576.70Class R616.259.626.77S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)19.4610.617.97John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.4510.197.711The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.56%
5 year	rr_AverageAnnualReturnYear05	8.19%
10 year	rr_AverageAnnualReturnYear10	5.85%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.94%
5 year	rr_AverageAnnualReturnYear05	8.41%
10 year	rr_AverageAnnualReturnYear10	5.58%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.17%
5 year	rr_AverageAnnualReturnYear05	9.50%
10 year	rr_AverageAnnualReturnYear10	6.52%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.71%
5 year	rr_AverageAnnualReturnYear05	9.09%
10 year	rr_AverageAnnualReturnYear10	6.23%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.98%
5 year	rr_AverageAnnualReturnYear05	9.34%
10 year	rr_AverageAnnualReturnYear10	6.49%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.23%
5 year	rr_AverageAnnualReturnYear05	9.57%
10 year	rr_AverageAnnualReturnYear10	6.70%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.25%
5 year	rr_AverageAnnualReturnYear05	9.62%
10 year	rr_AverageAnnualReturnYear10	6.77%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.02%
5 year	rr_AverageAnnualReturnYear05	5.77%
10 year	rr_AverageAnnualReturnYear10	3.66%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.18%
5 year	rr_AverageAnnualReturnYear05	6.11%
10 year	rr_AverageAnnualReturnYear10	4.15%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[17]
5 year	rr_AverageAnnualReturnYear05	15.69%	[17]
10 year	rr_AverageAnnualReturnYear10	12.03%	[17]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.46%
5 year	rr_AverageAnnualReturnYear05	10.61%
10 year	rr_AverageAnnualReturnYear10	7.97%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Growth Portfolio | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.45%	[18]
5 year	rr_AverageAnnualReturnYear05	10.19%	[18]
10 year	rr_AverageAnnualReturnYear10	7.71%	[18]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Aggressive PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Aggressive Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Aggressive Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)12.059.436.64after tax on distributions10.636.954.42after tax on distributions, with sale8.217.194.85Class C15.529.686.37Class I17.7410.807.31Class R217.1610.337.01Class R417.5410.627.26Class R517.6810.847.48Class R617.8410.907.57S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)22.3712.459.15John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)19.4211.578.571The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.05%
5 year	rr_AverageAnnualReturnYear05	9.43%
10 year	rr_AverageAnnualReturnYear10	6.64%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.52%
5 year	rr_AverageAnnualReturnYear05	9.68%
10 year	rr_AverageAnnualReturnYear10	6.37%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.74%
5 year	rr_AverageAnnualReturnYear05	10.80%
10 year	rr_AverageAnnualReturnYear10	7.31%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.16%
5 year	rr_AverageAnnualReturnYear05	10.33%
10 year	rr_AverageAnnualReturnYear10	7.01%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.54%
5 year	rr_AverageAnnualReturnYear05	10.62%
10 year	rr_AverageAnnualReturnYear10	7.26%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.68%
5 year	rr_AverageAnnualReturnYear05	10.84%
10 year	rr_AverageAnnualReturnYear10	7.48%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.84%
5 year	rr_AverageAnnualReturnYear05	10.90%
10 year	rr_AverageAnnualReturnYear10	7.57%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.63%
5 year	rr_AverageAnnualReturnYear05	6.95%
10 year	rr_AverageAnnualReturnYear10	4.42%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
5 year	rr_AverageAnnualReturnYear05	7.19%
10 year	rr_AverageAnnualReturnYear10	4.85%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[19]
5 year	rr_AverageAnnualReturnYear05	15.69%	[19]
10 year	rr_AverageAnnualReturnYear10	12.03%	[19]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.37%
5 year	rr_AverageAnnualReturnYear05	12.45%
10 year	rr_AverageAnnualReturnYear10	9.15%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Aggressive Portfolio | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.42%	[20]
5 year	rr_AverageAnnualReturnYear05	11.57%	[20]
10 year	rr_AverageAnnualReturnYear10	8.57%	[20]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Balanced Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderate Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Balanced Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Balanced Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)8.396.544.85after tax on distributions6.934.292.81after tax on distributions, with sale5.554.713.31Class C11.646.774.58Class I13.797.855.50Class R213.367.435.23Class R413.647.685.48Class R513.827.905.69Class R613.837.955.75S&P 500 Index (reflects no deduction for fees, expenses, or taxes)26.2915.6912.03Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)16.758.846.93John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.688.196.551The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.39%
5 year	rr_AverageAnnualReturnYear05	6.54%
10 year	rr_AverageAnnualReturnYear10	4.85%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.64%
5 year	rr_AverageAnnualReturnYear05	6.77%
10 year	rr_AverageAnnualReturnYear10	4.58%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.79%
5 year	rr_AverageAnnualReturnYear05	7.85%
10 year	rr_AverageAnnualReturnYear10	5.50%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.36%
5 year	rr_AverageAnnualReturnYear05	7.43%
10 year	rr_AverageAnnualReturnYear10	5.23%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.64%
5 year	rr_AverageAnnualReturnYear05	7.68%
10 year	rr_AverageAnnualReturnYear10	5.48%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.82%
5 year	rr_AverageAnnualReturnYear05	7.90%
10 year	rr_AverageAnnualReturnYear10	5.69%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.83%
5 year	rr_AverageAnnualReturnYear05	7.95%
10 year	rr_AverageAnnualReturnYear10	5.75%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.93%
5 year	rr_AverageAnnualReturnYear05	4.29%
10 year	rr_AverageAnnualReturnYear10	2.81%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.55%
5 year	rr_AverageAnnualReturnYear05	4.71%
10 year	rr_AverageAnnualReturnYear10	3.31%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.29%	[21]
5 year	rr_AverageAnnualReturnYear05	15.69%	[21]
10 year	rr_AverageAnnualReturnYear10	12.03%	[21]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.75%
5 year	rr_AverageAnnualReturnYear05	8.84%
10 year	rr_AverageAnnualReturnYear10	6.93%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Balanced Portfolio | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.68%	[22]
5 year	rr_AverageAnnualReturnYear05	8.19%	[22]
10 year	rr_AverageAnnualReturnYear10	6.55%	[22]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Moderate Portfolio Effective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Moderately Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Moderate Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Moderate Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)6.144.753.69after tax on distributions4.652.821.85after tax on distributions, with sale3.973.242.35Class C9.374.983.42Class I11.456.054.32Class R211.065.654.06Class R411.305.904.30Class R511.496.094.50Class R611.586.164.58Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)13.046.125.09John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)12.116.225.201The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.14%
5 year	rr_AverageAnnualReturnYear05	4.75%
10 year	rr_AverageAnnualReturnYear10	3.69%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.37%
5 year	rr_AverageAnnualReturnYear05	4.98%
10 year	rr_AverageAnnualReturnYear10	3.42%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.45%
5 year	rr_AverageAnnualReturnYear05	6.05%
10 year	rr_AverageAnnualReturnYear10	4.32%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.06%
5 year	rr_AverageAnnualReturnYear05	5.65%
10 year	rr_AverageAnnualReturnYear10	4.06%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.30%
5 year	rr_AverageAnnualReturnYear05	5.90%
10 year	rr_AverageAnnualReturnYear10	4.30%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.49%
5 year	rr_AverageAnnualReturnYear05	6.09%
10 year	rr_AverageAnnualReturnYear10	4.50%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.58%
5 year	rr_AverageAnnualReturnYear05	6.16%
10 year	rr_AverageAnnualReturnYear10	4.58%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.65%
5 year	rr_AverageAnnualReturnYear05	2.82%
10 year	rr_AverageAnnualReturnYear10	1.85%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.97%
5 year	rr_AverageAnnualReturnYear05	3.24%
10 year	rr_AverageAnnualReturnYear10	2.35%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[23]
5 year	rr_AverageAnnualReturnYear05	1.10%	[23]
10 year	rr_AverageAnnualReturnYear10	1.81%	[23]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.04%
5 year	rr_AverageAnnualReturnYear05	6.12%
10 year	rr_AverageAnnualReturnYear10	5.09%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Moderate Portfolio | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.11%	[24]
5 year	rr_AverageAnnualReturnYear05	6.22%	[24]
10 year	rr_AverageAnnualReturnYear10	5.20%	[24]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Prospectus SupplementJohn Hancock Funds II
		Multimanager Lifestyle PortfoliosSupplement dated December 20, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Multimanager Lifestyle Conservative PortfolioEffective January 1, 2025, the paragraph below under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows: The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance (before and after taxes) does not indicate future results. The Morningstar U.S. Conservative Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Conservative Index”, show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.Additionally, effective January 1, 2025, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section of Multimanager Lifestyle Conservative Portfolio is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20231 year5 year10 yearClass A (before tax)3.932.872.45after tax on distributions2.491.250.88after tax on distributions, with sale2.361.691.35Class C7.093.092.18Class I9.094.123.08Class R28.703.732.81Class R48.933.973.04Class R59.244.173.26Class R69.204.233.33Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)5.531.101.81Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)10.074.033.71John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)9.714.303.781The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.2Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, Class R5, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.93%
5 year	rr_AverageAnnualReturnYear05	2.87%
10 year	rr_AverageAnnualReturnYear10	2.45%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.09%
5 year	rr_AverageAnnualReturnYear05	3.09%
10 year	rr_AverageAnnualReturnYear10	2.18%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.09%
5 year	rr_AverageAnnualReturnYear05	4.12%
10 year	rr_AverageAnnualReturnYear10	3.08%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.70%
5 year	rr_AverageAnnualReturnYear05	3.73%
10 year	rr_AverageAnnualReturnYear10	2.81%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.93%
5 year	rr_AverageAnnualReturnYear05	3.97%
10 year	rr_AverageAnnualReturnYear10	3.04%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.24%
5 year	rr_AverageAnnualReturnYear05	4.17%
10 year	rr_AverageAnnualReturnYear10	3.26%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.20%
5 year	rr_AverageAnnualReturnYear05	4.23%
10 year	rr_AverageAnnualReturnYear10	3.33%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.49%
5 year	rr_AverageAnnualReturnYear05	1.25%
10 year	rr_AverageAnnualReturnYear10	0.88%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.36%
5 year	rr_AverageAnnualReturnYear05	1.69%
10 year	rr_AverageAnnualReturnYear10	1.35%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[25]
5 year	rr_AverageAnnualReturnYear05	1.10%	[25]
10 year	rr_AverageAnnualReturnYear10	1.81%	[25]
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.07%
5 year	rr_AverageAnnualReturnYear05	4.03%
10 year	rr_AverageAnnualReturnYear10	3.71%
Class A C I R2 R4 R5 R6 | Multimanager Lifestyle Conservative Portfolio | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.71%	[26]
5 year	rr_AverageAnnualReturnYear05	4.30%	[26]
10 year	rr_AverageAnnualReturnYear10	3.78%	[26]

[1]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[2]	Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
[3]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[4]	Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.
[5]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[6]	Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
[7]	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[8]	Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
[9]	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[10]	Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
[11]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[12]	Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
[13]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[14]	Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
[15]	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[16]	Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
[17]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[18]	Prior to January 1, 2025, the John Hancock Lifestyle Growth Index comprised 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Growth Index comprises 41.6% of the S&P 500 Index, 15.7% of the MSCI World ex-USA Index, 11.6% of the Russell 2500 Index, 7.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 11.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
[19]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[20]	Prior to January 1, 2025, the John Hancock Lifestyle Aggressive Index comprised 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index. As of January 1, 2025, the John Hancock Lifestyle Aggressive Index comprises 48.8% of the S&P 500 Index, 17.8% of the MSCI World ex-USA Index, 14.2% of the Russell 2500 Index, 9.2% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, 2.0% of the Bloomberg U.S. Aggregate Bond Index, and 2.0% of the ICE BofA Long U.S. STRIPS Index.
[21]	The fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[22]	Prior to January 1, 2025, the John Hancock Lifestyle Balanced Index comprised 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Balanced Index comprises 31.5% of the S&P 500 Index, 12.3% of the MSCI World ex-USA Index, 8.4% of the Russell 2500 Index, 4.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 24.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
[23]	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[24]	Prior to January 1, 2025, the John Hancock Lifestyle Moderate Index comprised 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Moderate Index comprises 21.2% of the S&P 500 Index, 8.6% of the MSCI World ex-USA Index, 5.4% of the Russell 2500 Index, 2.9% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 38.5% of the Bloomberg U.S. Aggregate Bond Index, 2.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
[25]	The fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[26]	Prior to January 1, 2025, the John Hancock Lifestyle Conservative Index comprised 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index. As of January 1, 2025, the John Hancock Lifestyle Conservative Index comprises 11.3% of the S&P 500 Index, 4.7% of the MSCI World ex-USA Index, 2.7% of the Russell 2500 Index, 1.3% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.